Lord Abbett Investment Trust
                90 Hudson Street
                Jersey City, New Jersey 07302-3973



                                                                April 5, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Lord Abbett Investment Trust
                1933 Act File No. 033-68090
                1940 Act File No. 811-07988

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 40 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on March 31, 2005.

Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

Sincerely yours,


/s/Leslie C. Leda
Leslie C. Leda
Legal Assistant
Lord, Abbett & Co. LLC